Document And Entity Information	Feb. 28, 2025
Document Information [Line Items]
Entity, Registrant Name	KINGSWAY FINANCIAL SERVICES INC.
Document, Type	8-K
Document, Period End Date	Mar. 17, 2025
Entity, File Number	001-15204
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	85-1792291
Entity, Address, Address Line One	10 S. Riverside Plaza, Suite 1520
Entity, Address, City or Town	Chicago
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	766-2138
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KFS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001072627